UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2009

Item 1:                        Report to Shareholders.

2009

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett Affiliated Fund

For the six-month period ended April 30, 2009

Lord Abbett Affiliated Fund Semiannual Report

For the six-month period ended April 30, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Affiliated Fund for the six-month period ended April 30, 2009. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 through April 30, 2009).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 11/1/08 – 4/30/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/08	4/30/09	11/1/08 – 4/30/09
Class A
Actual	$1,000.00	$869.10	$4.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.30	$4.56
Class B
Actual	$1,000.00	$866.40	$7.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.06	$7.80
Class C
Actual	$1,000.00	$866.20	$7.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.06	$7.80
Class F
Actual	$1,000.00	$870.60	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31
Class I
Actual	$1,000.00	$871.50	$2.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.01	$2.81
Class P
Actual	$1,000.00	$869.20	$4.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.06
Class R2
Actual	$1,000.00	$868.60	$5.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81
Class R3
Actual	$1,000.00	$869.30	$4.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.31

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.91% for Class A, 1.56% for Class B and C, 0.66% for Class F, 0.56% for Class I, 1.01% for Class P, 1.16% for Class R2 and 1.06% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2009

Sector*	%**
Auto & Transportation	2.97%
Consumer Discretionary	22.12%
Consumer Staples	7.28%
Financial Services	30.84%
Healthcare	9.97%
Integrated Oils	4.34%
Sector*	%**
Materials & Processing	2.45%
Other Energy	5.43%
Producer Durables	3.32%
Technology	4.43%
Utilities	2.71%
Short-Term Investment	4.14%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

April 30, 2009

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 96.31%
COMMON STOCKS 95.85%
Advertising Agency 0.24%
Omnicom Group, Inc.	695,350	$21,883
Air Transportation 2.14%
Delta Air Lines, Inc.*	31,545,308	194,635
Automobiles 0.44%
Ford Motor Co.*	6,709,946	40,125
Banks 7.71%
Bank of America Corp.	5,946,570	53,103
BB&T Corp.	2,949,949	68,852
M&T Bank Corp.	1,929,892	101,223
PNC Financial Services Group, Inc. (The)	3,183,233	126,374
Wells Fargo & Co.	17,571,424	351,604
Total		701,156
Beverage: Soft Drinks 3.42%
Coca-Cola Enterprises, Inc.	18,231,311	311,026
Biotechnology Research & Production 1.61%
Amgen, Inc.*	3,029,481	146,839
Building Materials 0.29%
Masco Corp.	2,955,292	26,184
Cable Television Services 1.18%
Comcast Corp. Class A	6,135,804	94,860
Time Warner Cable, Inc.	388,994	12,537
Total		107,397
Chemicals 0.78%
E.I. du Pont de Nemours & Co.	75,732	2,113
Praxair, Inc.	927,678	69,214
Total		71,327

Investments	Shares	Value (000)
Communications & Media 0.37%
Time Warner, Inc.	1,549,715	$33,830
Communications Technology 0.21%
Cisco Systems, Inc.*	986,000	19,050
Computer Services, Software & Systems 2.41%
Adobe Systems, Inc.*	1,886,400	51,593
Oracle Corp.	8,652,591	167,341
Total		218,934
Computer Technology 0.87%
Hewlett-Packard Co.	2,205,527	79,355
Diversified Financial Services 13.72%
Bank of New York Mellon Corp. (The)	14,071,307	358,537
Goldman Sachs Group, Inc. (The)	2,012,575	258,616
JPMorgan Chase & Co.	15,167,739	500,535
Morgan Stanley	5,546,648	131,123
Total		1,248,811
Diversified Production 1.75%
Eaton Corp.	3,643,080	159,567
Drug & Grocery Store Chains 1.58%
Kroger Co. (The)	6,656,304	143,909
Drugs & Pharmaceuticals 3.91%
Abbott Laboratories	2,992,522	125,237
Schering-Plough Corp.	2,150,400	49,502
Teva Pharmaceutical Industries Ltd. ADR	4,120,434	180,846
Total		355,585
Electrical & Electronics 0.13%
Corning, Inc.	777,500	11,367

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

April 30, 2009

Investments	Shares	Value (000)
Electronics: Semi-Conductors/Components 0.84%
Intel Corp.	4,715,000	$74,403
Texas Instruments, Inc.	96,200	1,737
Total		76,140
Entertainment 0.26%
Viacom, Inc.*	1,211,300	23,305
Financial Information Services 0.83%
Moody's Corp.	2,571,194	75,902
Foods 1.85%
J.M. Smucker Co. (The)	239,200	9,425
Kraft Foods, Inc. Class A	6,796,034	159,027
Total		168,452
Healthcare Management Services 1.19%
UnitedHealth Group, Inc.	3,555,096	83,616
WellPoint, Inc.*	578,200	24,724
Total		108,340
Homebuilding 0.36%
Pulte Homes, Inc.	2,852,143	32,828
Hotel/Motel 0.93%
Marriott International, Inc. Class A	3,583,176	84,420
Identification Control & Filter Devices 0.48%
Parker Hannifin Corp.	956,364	43,371
Insurance: Multi-Line 3.04%
ACE Ltd. (Switzerland)(a)	667,036	30,897
Aon Corp.	4,416,644	186,382
MetLife, Inc.	2,006,857	59,704
Total		276,983

Investments	Shares	Value (000)
Investment Management Companies 4.98%
Franklin Resources, Inc.	3,127,237	$189,135
Legg Mason, Inc.	1,702,832	34,176
Northern Trust Corp.	290,343	15,783
State Street Corp.	1,142,781	39,003
T. Rowe Price Group, Inc.	4,551,233	175,314
Total		453,411
Leisure Time 1.21%
Carnival Corp. Unit	4,084,346	109,787
Machinery: Industrial/Specialty 0.04%
Joy Global, Inc.	153,800	3,922
Machinery: Oil Well Equipment & Services 3.19%
Cameron International Corp.*	374,500	9,580
Halliburton Co.	3,425,006	69,254
Schlumberger Ltd.	4,323,401	211,803
Total		290,637
Medical & Dental Instruments & Supplies 3.30%
Boston Scientific Corp.*	25,960,000	218,324
Covidien Ltd.	2,490,016	82,121
Total		300,445
Milling: Fruit & Grain Processing 1.39%
Archer Daniels Midland Co.	5,144,403	126,655
Miscellaneous Business & Consumer Discretionary 0.16%
Western Union Co.	869,067	14,557
Oil: Crude Producers 1.90%
Apache Corp.	242,000	17,632
Occidental Petroleum Corp.	1,464,484	82,436
XTO Energy, Inc.	2,110,588	73,153
Total		173,221

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

April 30, 2009

Investments	Shares	Value (000)
Oil: Integrated Domestic 1.84%
EnCana Corp. (Canada)(a)	390,700	$17,867
Hess Corp.	2,734,329	149,814
Total		167,681
Oil: Integrated International 2.52%
Chevron Corp.	963,972	63,719
Exxon Mobil Corp.	2,479,992	165,341
Total		229,060
Pollution Control & Environmental Services 0.71%
Waste Management, Inc.	2,410,061	64,276
Railroads 0.39%
Canadian National Railway Co. (Canada)(a)	884,200	35,739
Rental & Leasing Services: Consumer 1.87%
Hertz Global Holdings, Inc.*(b)	24,977,249	169,845
Restaurants 0.07%
Starbucks Corp.*	467,510	6,760
Retail 14.71%
Best Buy Co., Inc.	4,682,938	179,731
Home Depot, Inc. (The)	9,788,682	257,638
HSN, Inc.*(b)	5,176,041	35,766
IAC/InterActiveCorp.*(b)	9,374,430	150,178
J.C. Penney Co., Inc.	2,486,913	76,323
Kohl's Corp.*	4,562,389	206,904
Lowe's Cos., Inc.	431,600	9,280
Target Corp.	7,116,121	293,611
Wal-Mart Stores, Inc.	2,562,080	129,129
Total		1,338,560
Securities Brokerage & Services 0.24%
TD Ameritrade Holding Corp.*	1,357,775	21,602

Investments	Shares	Value (000)
Soaps & Household Chemicals 0.23%
Colgate-Palmolive Co.	348,400	$20,556
Textiles Apparel Manufacturers 1.23%
J. Crew Group, Inc.*(b)	5,622,789	96,768
V.F. Corp.	249,900	14,812
Total		111,580
Tobacco 0.24%
Altria Group, Inc.	1,334,449	21,792
Transportation: Miscellaneous 0.01%
Expeditors International of Washington, Inc.	31,400	1,090
Utilities: Gas Pipelines 0.35%
El Paso Corp.	4,669,455	32,219
Utilities: Telecommunications 2.73%
AT&T, Inc.	6,571,349	168,358
Sprint Nextel Corp.*	5,705,053	24,874
Verizon Communications, Inc.	1,803,800	54,727
Total		247,959
Total Common Stocks (cost $10,844,074,721)		8,722,075
LIMITED LIABILITY COMPANIES 0.46%
Investment Management Companies
Oaktree Capital Management, LLC† (cost $136,400,000)	3,100,000	41,850
Total Long-Term Investments (cost $10,980,474,721)		8,763,925

See Notes to Financial Statements.

Schedule of Investments (unaudited) (concluded)

April 30, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.16%
Repurchase Agreement
Repurchase Agreement dated 4/30/2009, 0.01% due 5/1/2009 with State Street Bank & Trust Co. collateralized by $175,825,000 of U.S. Treasury Bill at 0.645% due 11/19/2009, $30,000,000 of U.S. Treasury Note at 4.375% due 12/15/2010, $25,375,000 of U.S. Treasury Note at 4.75% due 3/31/2011, $60,000,000 of U.S. Treasury Note at 1.50% due 10/31/2010, and $90,000,000 of U.S. Treasury Note at 0.875% due 2/28/2011; value: $385,792,785; proceeds: $378,225,449 (cost $378,225,344)	$378,225	$378,225
Total Investments in Securities 100.47% (cost $11,358,700,065)		9,142,150
Liabilities in Excess of Other Assets (0.47%)		(42,622)
Net Assets 100.00%		$9,099,528

  ADR  American Depositary Receipt.

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). (See Note 9).

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2009

ASSETS:
Investments in unaffiliated issuers, at value (cost $10,469,926,016)	$8,689,591,614
Investments in affiliated issuers, at value (cost $888,774,049)	452,558,304
Receivables:
Capital shares sold	547,356,863
Investment securities sold	65,420,731
Interest and dividends	12,153,033
Prepaid expenses and other assets	89,706
Total assets	9,767,170,251
LIABILITIES:
Payables:
Capital shares reacquired	559,381,593
Investment securities purchased	90,564,875
12b-1 distribution fees	6,484,323
Directors' fees	4,705,922
Management fee	2,486,274
Fund administration	297,472
To affiliates (See Note 3)	58,369
Accrued expenses and other liabilities	3,663,208
Total liabilities	667,642,036
NET ASSETS	$9,099,528,215
COMPOSITION OF NET ASSETS:
Paid-in capital	$13,859,665,585
Distributions in excess of net investment income	(35,475,758)
Accumulated net realized loss on investments	(2,508,111,465)
Net unrealized depreciation on investments	(2,216,550,147)
Net Assets	$9,099,528,215

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited) (concluded)

April 30, 2009

Net assets by class:
Class A Shares	$7,280,633,271
Class B Shares	$428,735,740
Class C Shares	$650,334,151
Class F Shares	$58,913,500
Class I Shares	$474,347,984
Class P Shares	$199,700,087
Class R2 Shares	$77,854
Class R3 Shares	$6,785,628
Outstanding shares by class:
Class A Shares (2.9 billion shares of common stock authorized, $.001 par value)	905,201,161
Class B Shares (300 million shares of common stock authorized, $.001 par value)	53,033,501
Class C Shares (300 million shares of common stock authorized, $.001 par value)	80,667,361
Class F Shares (300 million shares of common stock authorized, $.001 par value)	7,329,455
Class I Shares (300 million shares of common stock authorized, $.001 par value)	58,858,936
Class P Shares (200 million shares of common stock authorized, $.001 par value)	24,876,247
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	9,673
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	843,224
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.04
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)	$8.53
Class B Shares-Net asset value	$8.08
Class C Shares-Net asset value	$8.06
Class F Shares-Net asset value	$8.04
Class I Shares-Net asset value	$8.06
Class P Shares-Net asset value	$8.03
Class R2 Shares-Net asset value	$8.05
Class R3 Shares-Net asset value	$8.05

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2009

Investment income:
Dividends (net of foreign withholding taxes of $243,213)	$129,468,188
Interest and other	10,527
Total investment income	129,478,715
Expenses:
Management fee	14,054,254
12b-1 distribution plan-Class A	12,572,373
12b-1 distribution plan-Class B	2,302,749
12b-1 distribution plan-Class C	3,344,093
12b-1 distribution plan-Class F	12,131
12b-1 distribution plan-Class P	463,236
12b-1 distribution plan-Class R2	216
12b-1 distribution plan-Class R3	12,195
Shareholder servicing	8,002,530
Fund administration	1,811,088
Subsidy (See Note 3)	416,524
Reports to shareholders	410,966
Directors' fees	222,579
Registration	148,712
Professional	70,834
Custody	66,290
Other	192,469
Gross expenses	44,103,239
Expense reductions (See Note 7)	(27,399)
Net expenses	44,075,840
Net investment income	85,402,875
Net realized and unrealized gain (loss):
Net realized loss on investments in unaffiliated issuers	(2,449,572,343)
Net realized loss on investments in affiliated issuers	(3,847,995)
Net change in unrealized depreciation on investments	781,739,863
Net realized and unrealized loss	(1,671,680,475)
Net Decrease in Net Assets Resulting From Operations	$(1,586,277,600)

See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
Operations:
Net investment income	$85,402,875	$219,445,137
Net realized gain (loss) on investments in affiliated and unaffiliated issuers	(2,453,420,338)	30,488,902
Net change in unrealized appreciation/depreciation on investments	781,739,863	(7,206,593,926)
Net decrease in net assets resulting from operations	(1,586,277,600)	(6,956,659,887)
Distributions to shareholders from:
Net investment income
Class A	(99,707,918)	(218,212,766)
Class B	(4,213,639)	(8,504,792)
Class C	(6,088,051)	(11,937,162)
Class F	(192,128)	(141,012)
Class I	(6,731,975)	(11,984,766)
Class P	(2,697,970)	(5,562,695)
Class R2	(834)	(1,148)
Class R3	(56,044)	(22,122)
Net realized gain
Class A	—	(1,627,071,395)
Class B	—	(121,514,862)
Class C	—	(165,099,779)
Class F	—	(991)
Class I	—	(64,793,049)
Class P	—	(42,237,458)
Class R2	—	(988)
Class R3	—	(988)
Total distributions to shareholders	(119,688,559)	(2,277,085,973)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	560,901,818	1,549,300,303
Reinvestment of distributions	103,428,393	1,995,735,186
Cost of shares reacquired	(1,388,515,046)	(3,648,077,046)
Net decrease in net assets resulting from capital share transactions	(724,184,835)	(103,041,557)
Net decrease in net assets	(2,430,150,994)	(9,336,787,417)
NET ASSETS:
Beginning of period	$11,529,679,209	$20,866,466,626
End of period	$9,099,528,215	$11,529,679,209
Distributions in excess of net investment income	$(35,475,758)	$(1,190,074)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.38		$16.55	$15.84	$14.52	$13.95	$12.68
Investment operations:
Net investment income(a)	.07		.18	.22	.20	.18	.12
Net realized and unrealized gain (loss)	(1.31)		(5.53)	1.69	2.34	.84	1.35
Total from investment operations	(1.24)		(5.35)	1.91	2.54	1.02	1.47
Distributions to shareholders from:
Net investment income	(.10)		(.21)	(.20)	(.20)	(.20)	(.20)
Net realized gain	—		(1.61)	(1.00)	(1.02)	(.25)	— (b)
Total distributions	(.10)		(1.82)	(1.20)	(1.22)	(.45)	(.20)
Net asset value, end of period	$8.04		$9.38	$16.55	$15.84	$14.52	$13.95
Total Return(c)	(13.09	)%(d)	(35.65)%	12.96%	18.55%	7.38%	11.71%
Ratios to Average Net Assets:
Expenses, including expense reductions	.45	%(d)	.82%	.81%	.82%	.82%	.83%
Expenses, excluding expense reductions	.45	%(d)	.82%	.81%	.82%	.83%	.83%
Net investment income	.97	%(d)	1.40%	1.38%	1.31%	1.26%	.92%
Supplemental Data:
Net assets, end of period (000)	$7,280,633		$9,253,480	$16,793,740	$16,090,845	$14,513,173	$13,790,608
Portfolio turnover rate	36.58	%(d)	105.60%	85.96%	39.95%	49.36%	33.02%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.41		$16.60	$15.88	$14.55	$13.97	$12.70
Investment operations:
Net investment income(a)	.05		.09	.11	.10	.09	.04
Net realized and unrealized gain (loss)	(1.31)		(5.56)	1.71	2.35	.85	1.34
Total from investment operations	(1.26)		(5.47)	1.82	2.45	.94	1.38
Distributions to shareholders from:
Net investment income	(.07)		(.11)	(.10)	(.10)	(.11)	(.11)
Net realized gain	—		(1.61)	(1.00)	(1.02)	(.25)	— (b)
Total distributions	(.07)		(1.72)	(1.10)	(1.12)	(.36)	(.11)
Net asset value, end of period	$8.08		$9.41	$16.60	$15.88	$14.55	$13.97
Total Return(c)	(13.36	)%(d)	(36.12)%	12.24%	17.80%	6.75%	10.94%
Ratios to Average Net Assets:
Expenses, including expense reductions	.77	%(d)	1.48%	1.46%	1.47%	1.47%	1.48%
Expenses, excluding expense reductions	.77	%(d)	1.48%	1.46%	1.47%	1.48%	1.48%
Net investment income	.65	%(d)	.74%	.73%	.66%	.61%	.27%
Supplemental Data:
Net assets, end of period (000)	$428,736		$611,888	$1,261,984	$1,346,862	$1,366,197	$1,424,229
Portfolio turnover rate	36.58	%(d)	105.60%	85.96%	39.95%	49.36%	33.02%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.39		$16.56	$15.85	$14.53	$13.95	$12.68
Investment operations:
Net investment income(a)	.05		.09	.11	.10	.09	.04
Net realized and unrealized gain (loss)	(1.31)		(5.54)	1.70	2.34	.85	1.34
Total from investment operations	(1.26)		(5.45)	1.81	2.44	.94	1.38
Distributions to shareholders from:
Net investment income	(.07)		(.11)	(.10)	(.10)	(.11)	(.11)
Net realized gain	—		(1.61)	(1.00)	(1.02)	(.25)	— (b)
Total distributions	(.07)		(1.72)	(1.10)	(1.12)	(.36)	(.11)
Net asset value, end of period	$8.06		$9.39	$16.56	$15.85	$14.53	$13.95
Total Return(c)	(13.38	)%(d)	(36.07)%	12.22%	17.77%	6.77%	10.97%
Ratios to Average Net Assets:
Expenses, including expense reductions	.77	%(d)	1.48%	1.46%	1.47%	1.47%	1.48%
Expenses, excluding expense reductions	.77	%(d)	1.48%	1.46%	1.47%	1.48%	1.48%
Net investment income	.65	%(d)	.74%	.73%	.66%	.60%	.27%
Supplemental Data:
Net assets, end of period (000)	$650,334		$870,934	$1,710,033	$1,665,058	$1,552,369	$1,457,255
Portfolio turnover rate	36.58	%(d)	105.60%	85.96%	39.95%	49.36%	33.02%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.38		$16.56	$16.29
Investment operations:
Net investment income(b)	.07		.21	.02
Net realized and unrealized gain (loss)	(1.29)		(5.54)	.25
Total from investment operations	(1.22)		(5.33)	.27
Distributions to shareholders from:
Net investment income	(.12)		(.24)	—
Net realized gain	—		(1.61)	—
Total distributions	(.12)		(1.85)	—
Net asset value, end of period	$8.04		$9.38	$16.56
Total Return(c)	(12.94	)%(d)	(35.52)%	1.66	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.33	%(d)	.59%	.05	%(d)
Expenses, excluding expense reductions	.33	%(d)	.59%	.05	%(d)
Net investment income	.87	%(d)	1.89%	.14	%(d)
Supplemental Data:
Net assets, end of period (000)	$58,914		$16,844	$10
Portfolio turnover rate	36.58	%(d)	105.60%	85.96%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.40		$16.60	$15.88	$14.56	$13.98	$12.70
Investment operations:
Net investment income(a)	.09		.22	.27	.25	.23	.17
Net realized and unrealized gain (loss)	(1.31)		(5.55)	1.71	2.34	.85	1.35
Total from investment operations	(1.22)		(5.33)	1.98	2.59	1.08	1.52
Distributions to shareholders from:
Net investment income	(.12)		(.26)	(.26)	(.25)	(.25)	(.24)
Net realized gain	—		(1.61)	(1.00)	(1.02)	(.25)	— (b)
Total distributions	(.12)		(1.87)	(1.26)	(1.27)	(.50)	(.24)
Net asset value, end of period	$8.06		$9.40	$16.60	$15.88	$14.56	$13.98
Total Return(c)	(12.85	)%(d)	(35.50)%	13.39%	18.91%	7.80%	12.14%
Ratios to Average Net Assets:
Expenses, including expense reductions	.28	%(d)	.47%	.46%	.47%	.48%	.48%
Expenses, excluding expense reductions	.28	%(d)	.48%	.46%	.47%	.48%	.48%
Net investment income	1.12	%(d)	1.75%	1.74%	1.66%	1.60%	1.27%
Supplemental Data:
Net assets, end of period (000)	$474,348		$504,923	$666,851	$1,208,936	$1,049,314	$907,011
Portfolio turnover rate	36.58	%(d)	105.60%	85.96%	39.95%	49.36%	33.02%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.36		$16.52	$15.82	$14.50	$13.93	$12.66
Investment operations:
Net investment income(a)	.07		.16	.20	.18	.16	.11
Net realized and unrealized gain (loss)	(1.30)		(5.52)	1.69	2.34	.85	1.35
Total from investment operations	(1.23)		(5.36)	1.89	2.52	1.01	1.46
Distributions to shareholders from:
Net investment income	(.10)		(.19)	(.19)	(.19)	(.19)	(.19)
Net realized gain	—		(1.61)	(1.00)	(1.01)	(.25)	— (b)
Total distributions	(.10)		(1.80)	(1.19)	(1.20)	(.44)	(.19)
Net asset value, end of period	$8.03		$9.36	$16.52	$15.82	$14.50	$13.93
Total Return(c)	(13.08	)%(d)	(35.73)%	12.80%	18.46%	7.28%	11.60%
Ratios to Average Net Assets:
Expenses, including expense reductions	.50	%(d)	.92%	.91%	.92%	.92%	.93%
Expenses, excluding expense reductions	.50	%(d)	.93%	.91%	.92%	.93%	.93%
Net investment income	.92	%(d)	1.30%	1.27%	1.21%	1.14%	.82%
Supplemental Data:
Net assets, end of period (000)	$199,700		$267,251	$433,828	$433,955	$368,761	$302,389
Portfolio turnover rate	36.58	%(d)	105.60%	85.96%	39.95%	49.36%	33.02%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.38		$16.55	$16.29
Investment operations:
Net investment income(b)	.06		.14	.02
Net realized and unrealized gain (loss)	(1.30)		(5.53)	.24
Total from investment operations	(1.24)		(5.39)	.26
Distributions to shareholders from:
Net investment income	(.09)		(.17)	—
Net realized gain	—		(1.61)	—
Total distributions	(.09)		(1.78)	—
Net asset value, end of period	$8.05		$9.38	$16.55
Total Return(c)	(13.14	)%(d)	(35.83)%	1.60	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.58	%(d)	1.07%	.09	%(d)
Expenses, excluding expense reductions	.58	%(d)	1.07%	.09	%(d)
Net investment income	.83	%(d)	1.16%	.10	%(d)
Supplemental Data:
Net assets, end of period (000)	$78		$85	$10
Portfolio turnover rate	36.58	%(d)	105.60%	85.96%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.38		$16.56	$16.29
Investment operations:
Net investment income(b)	.07		.16	.02
Net realized and unrealized gain (loss)	(1.30)		(5.54)	.25
Total from investment operations	(1.23)		(5.38)	.27
Distributions to shareholders from:
Net investment income	(.10)		(.19)	—
Net realized gain	—		(1.61)	—
Total distributions	(.10)		(1.80)	—
Net asset value, end of period	$8.05		$9.38	$16.56
Total Return(c)	(13.07	)%(d)	(35.79)%	1.66	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.52	%(d)	.98%	.08	%(d)
Expenses, excluding expense reductions	.52	%(d)	.98%	.08	%(d)
Net investment income	.85	%(d)	1.41%	.11	%(d)
Supplemental Data:
Net assets, end of period (000)	$6,786		$4,275	$10
Portfolio turnover rate	36.58	%(d)	105.60%	85.96%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund's investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

The Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund's Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are

Notes to Financial Statements (unaudited) (continued)

allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

  The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended October 31, 2005 through October 31, 2008. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain (loss) on investments on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h) Fair Value Measurements–The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment.

Notes to Financial Statements (unaudited) (continued)

SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$9,100,299,918
Level 2 – Other Significant Observable Inputs	41,850,000
Total	$9,142,149,918

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the average daily net assets at the following annual rates:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .31% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust, and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

As of April 30, 2009, the percentages of the Fund's outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, Lord Abbett Growth & Income Strategy Fund and Lord Abbett Global Fund, Inc. were 2.94%, 0.15%, 0.03%, 0.38% and 0.06%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25	%(1)	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.25%	.35%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2009:

Distributor Commissions	Dealers' Concessions
$904,285	$4,995,851

Distributor received CDSCs of $63,551 and $30,361 for Class A and Class C shares, respectively, for the six months ended April 30, 2009.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited) (continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2009 and the fiscal year ended October 31, 2008 was as follows:

	Six Months Ended 4/30/2009 (unaudited)	Year Ended 10/31/2008
Distributions paid from:
Ordinary income	$119,688,559	$345,635,077
Net long-term capital gains	-	1,931,450,896
Total distributions paid	$119,688,559	$2,277,085,973

As of April 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$11,409,862,677
Gross unrealized gain	246,717,465
Gross unrealized loss	(2,514,430,224)
Net unrealized security loss	$(2,267,712,759)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2009 were as follows:

Purchases	Sales
$3,357,181,187	$4,137,483,998

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2009.

6. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated

Notes to Financial Statements (unaudited) (continued)

among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund's transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank and Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of April 30, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2009.

9. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the six months ended April 30, 2009:

Affiliates Issuer	Balance of Shares Held at 10/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2009	Value at 4/30/2009	Net Realized Gain (Loss) 11/1/2008 to 4/30/2009(a)	Dividend Income 11/1/2008 to 4/30/2009(a)
Hertz Global Holdings, Inc.	23,431,245	1,911,415	(365,411)	24,977,249	$169,845,293	$767,833	$-
IAC/InterActiveCorp.	7,523,191	1,931,700	(80,461)	9,374,430	150,178,369	157,190	-
J. Crew Group, Inc.	5,755,359	-	(132,570)	5,622,789	96,768,199	(4,774,800)	-
HSN, Inc.	4,781,158	399,700	(4,817)	5,176,041	35,766,443	1,782	-
Total					$452,558,304	$(3,847,995)	$-

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

10. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

Notes to Financial Statements (unaudited) (continued)

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	48,274,144	$372,686,038	76,858,780	$972,525,947
Converted from Class B*	5,148,563	37,934,997	5,353,658	66,147,967
Reinvestment of distributions	11,656,141	86,691,889	122,342,287	1,660,831,372
Shares reacquired	(146,551,710)	(1,085,821,433)	(232,469,098)	(2,799,965,788)
Decrease	(81,472,862)	$(588,508,509)	(27,914,373)	$(100,460,502)
Class B Shares
Shares sold	2,633,357	$20,338,637	5,026,003	$64,261,281
Reinvestment of distributions	488,480	3,655,771	8,089,779	110,547,993
Shares reacquired	(9,982,259)	(75,419,676)	(18,809,300)	(231,262,574)
Converted to Class A*	(5,122,043)	(37,934,997)	(5,332,323)	(66,147,967)
Decrease	(11,982,465)	$(89,360,265)	(11,025,841)	$(122,601,267)
Class C Shares
Shares sold	4,472,701	$34,720,230	11,601,340	$150,389,582
Reinvestment of distributions	532,046	3,967,155	8,255,859	112,476,647
Shares reacquired	(17,126,064)	(128,559,372)	(30,340,205)	(370,476,317)
Decrease	(12,121,317)	$(89,871,987)	(10,483,006)	$(107,610,088)
Class F Shares
Shares sold	6,935,519	$41,411,488	2,453,936	$29,711,321
Reinvestment of distributions	22,019	163,672	9,606	113,995
Shares reacquired	(1,423,846)	(10,438,610)	(668,395)	(7,408,835)
Increase	5,533,692	$31,136,550	1,795,147	$22,416,481

Notes to Financial Statements (unaudited) (concluded)

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	10,177,925	$73,593,917	18,439,022	$213,413,871
Reinvestment of distributions	866,655	6,456,896	5,167,337	70,117,251
Shares reacquired	(5,875,575)	(42,706,993)	(10,096,591)	(120,796,952)
Increase	5,169,005	$37,343,820	13,509,768	$162,734,170
Class P Shares
Shares sold	1,859,762	$14,371,120	8,954,352	$112,194,576
Reinvestment of distributions	329,777	2,449,123	3,074,876	41,628,399
Shares reacquired	(5,868,967)	(44,849,264)	(9,733,485)	(117,035,958)
Increase (decrease)	(3,679,428)	$(28,029,021)	2,295,743	$36,787,017
Class R2 Shares
Shares sold	449	$3,398	8,341	$114,560
Reinvestment of distributions	112	834	162	2,136
Shares reacquired	(1)	(4)	(4)	(63)
Increase	560	$4,228	8,499	$116,633
Class R3 Shares
Shares sold	479,895	$3,776,990	556,353	$6,689,165
Reinvestment of distributions	5,784	43,053	1,431	17,393
Shares reacquired	(98,111)	(719,694)	(102,742)	(1,130,559)
Increase	387,568	$3,100,349	455,042	$5,575,999

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

Approval of Advisory Contract

At meetings held on December 10 and 11, 2008, the Board, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC ("Lord Abbett"), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index for various time periods each ended September 30, 2008, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. In light of the recent volatility in the securities markets, the Board also considered the investment performance of the Fund for the period from September 30, 2008 through December 9, 2008.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but intended to change this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and five-year periods, in the third quintile for the one-year and three-year periods, and in the second quintile for the ten-year period. The Board also observed that the investment performance was higher than that of the Lipper Large-Cap Value Index for the one-year, three-year, and ten-year periods and lower than that of the Index for the nine-month and five-year periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. In addition, the Board noted the changes that Lord Abbett had made in July 2008 to realign its existing large- and mid-cap research resources into a single team supporting those investment disciplines. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC ("Distributor") and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the eleven months ended September 30, 2008 the contractual management fees and administrative services fees were approximately twenty-three basis points below the median of the peer group and the actual management and administrative service fees were approximately sixteen basis points below the median of the peer group. The Board also observed that for the eleven months ended September 30, 2008 the total expense ratio of Class A was approximately thirteen basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-six basis points below the median of the peer group, the total expense ratio of Class F was approximately thirty basis points below the median of the peer group, the total expense ratio of Class I was approximately eleven basis points below the median of the peer group, the total expense ratio of Class P was approximately twenty-nine basis points below the median of the peer group, the total expense ratio of Class R2 was approximately fifteen basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twenty-five basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's overall profitability had decreased in fiscal 2008, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This page is intentionally left blank.

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC

Lord Abbett Affiliated Fund, Inc.

LAA-3-0409
(06/09)

Item 2:               Code of Ethics.

Not applicable.

Item 3:               Audit Committee Financial Expert.

Not applicable.

Item 4:               Principal Accountant Fees and Services.

Not applicable.

Item 5:               Audit Committee of Listed Registrants.

Not applicable.

Item 6:               Investments.

Not applicable.

Item 7:                                           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:                                           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:                                           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:             Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:             Controls and Procedures.

(a)                     Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:             Exhibits.

(a)(1)       Amendments to Code of Ethics — Not applicable.

(a)(2)                  Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)                   Not applicable.

(b)                                 Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2009